UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03758

MATRIX ADVISORS VALUE FUND INC.
(Exact name of registrant as specified in charter)

10 Bank Street, Suite 590, White Plains, NY 10606
(Address of principal executive offices) (Zip code)

David A. Katz

10 Bank Street, Suite 590

White Plains, NY 10606
(Name and address of agent for service)

1(800) 366-6223

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Matrix Advisors Value Fund
MAVFX
Semi-Annual Shareholder Report | December 31, 2024
This report describes changes to the Fund that occurred during the reporting period.
This semi-annual shareholder report contains important information about the Matrix Advisors Value Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://matrixadvisorsvaluefund.com/fund-application-and-documents/. You can also request this information by contacting us at 1-800-366-6223.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Value Fund	$53	0.99%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$70,502,351
Number of Holdings	33
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of net assets)
Finance and Insurance	30.3%
Manufacturing	27.4%
Information	16.3%
Retail Trade	7.8%
Professional, Scientific, and Technical Services	7.7%
Administrative and Support and Waste Management and Remediation Services	3.9%
Wholesale Trade	3.1%
Transportation and Warehousing	3.1%
Utilities	0.4%
Cash & Other	0.0%

Top 10 Issuers	(% of net assets)
Alphabet, Inc.	7.7%
Microsoft Corp.	7.3%
Apple, Inc.	5.8%
Meta Platforms, Inc.	5.5%
Amazon.com, Inc.	5.4%
JPMorgan Chase & Co.	4.8%
The Goldman Sachs Group, Inc.	4.8%
Morgan Stanley	4.4%
The Bank Of New York Mellon Corp.	4.1%
PayPal Holdings, Inc.	4.0%
HOW HAS THE FUND CHANGED?
On or about February 21, 2025, the Matrix Advisors Value Fund will be reorganized with an into a newly created exchange-traded fund offered by EA Series Trust, pursuant to an agreement and plan of reorganization approved by the Fund’s Board of Directors and shareholders.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code (above) or visit https://matrixadvisorsvaluefund.com/fund-application-and-documents/.
Matrix Advisors Value Fund	PAGE 1	TSR-SAR-57681T102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact  Matrix Asset Advisors, Inc., the Fund’s investment advisor, at 1-800-366-6223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Matrix Asset Advisors, Inc. or your financial intermediary.
Matrix Advisors Value Fund	PAGE 2	TSR-SAR-57681T102

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Report.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Matrix Advisors Value Fund, Inc.
Core Financial Statements
December 31, 2024

MATRIX ADVISORS VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace/Defense - 4.7%
L3Harris Technologies, Inc.	8,000	$1,682,240
RTX Corp.	13,900	1,608,508
		3,290,748
Bank (Money Center) - 4.8%
JPMorgan Chase & Co.	14,000	3,355,940
Bank (Processing) - 4.1%
The Bank Of New York Mellon Corp.	37,800	2,904,174
Bank (Regional) - 3.1%
The PNC Financial Services Group, Inc.	11,400	2,198,490
Bank (Super Regional) - 6.7%
US Bancorp	47,120	2,253,750
Wells Fargo & Co.	34,800	2,444,352
		4,698,102
Biotechnology - 1.4%
Amgen, Inc.	3,800	990,432
Building Material and Supplies Dealers - 1.1%
Lowe’s Cos., Inc.	3,250	802,100
Cable TV - 2.5%
Comcast Corp. - Class A	47,000	1,763,910
Computer and Peripherals - 5.8%
Apple, Inc.	16,300	4,081,846
Computer Software and Services - 7.3%
Microsoft Corp.	12,150	5,121,225
Data Processing - 5.0%
Fiserv, Inc.(a)	3,500	718,970
PayPal Holdings, Inc.(a)	32,700	2,790,945
		3,509,915
Drug - 2.3%
AbbVie, Inc.	9,000	1,599,300
Electric Utility - 0.4%
American Electric Power Co., Inc.	3,000	276,690
Electrical Component - 3.1%
TE Connectivity PLC	15,200	2,173,144

The accompanying notes are an integral part of these financial statements.

1

MATRIX ADVISORS VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food Products - 1.6%
Tyson Foods, Inc. - Class A	20,025	$1,150,236
Insurance Carriers - 2.4%
Humana, Inc.	1,650	418,621
UnitedHealth Group, Inc.	2,600	1,315,236
		1,733,857
Internet - 13.2%
Alphabet, Inc. - Class C	28,425	5,413,257
Meta Platforms, Inc. - Class A	6,600	3,864,366
		9,277,623
Internet (Retail) - 5.4%
Amazon.com, Inc.(a)	17,450	3,828,355
Medical - Biomedical - 1.6%
Medtronic PLC	14,000	1,118,320
Medical Supplies - 1.9%
Zimmer Biomet Holdings, Inc.	12,600	1,330,938
Precision Instruments - 2.2%
Thermo Fisher Scientific, Inc.	3,000	1,560,690
Retail Trade - 1.3%
Dollar General Corp.	12,450	943,959
Securities Brokerage - 9.1%
Morgan Stanley	24,550	3,086,426
The Goldman Sachs Group, Inc.	5,850	3,349,827
		6,436,253
Semiconductor - 2.8%
QUALCOMM, Inc.	12,800	1,966,336
Telecommunications (Equipment) - 3.1%
Cisco Systems, Inc.	37,100	2,196,320
Transportation - Services - 3.1%
FedEx Corp.	7,700	2,166,241
TOTAL COMMON STOCKS (Cost $29,313,492)		70,475,144

The accompanying notes are an integral part of these financial statements.

2

MATRIX ADVISORS VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.32%(b)	65,949	$65,949
TOTAL SHORT-TERM INVESTMENTS (Cost $65,949)		65,949
TOTAL INVESTMENTS - 100.1% (Cost $29,379,441)		$70,541,093
Liabilities in Excess of Other Assets - (0.1)%		(38,742)
TOTAL NET ASSETS - 100.0%		$70,502,351

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

MATRIX ADVISORS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (cost $29,379,441)	$70,541,093
Receivables:
Dividends and interest	50,972
Fund shares sold	4,479
Prepaid expenses	24,845
Total assets	70,621,389
LIABILITIES:
Payables:
Due to advisor	39,602
Fund shares purchased	32,000
Accrued expenses:
Audit fees	10,471
Fund administration fees	8,753
Transfer agent fees	4,494
Reports to shareholders	8,223
Accounting fees	7,241
Custody fees	2,650
Director fees	2,809
Other expenses	2,795
Total liabilities	119,038
NET ASSETS	$ 70,502,351
Number of shares authorized	30,000,000
Number of shares, $0.01 par value, issued and outstanding	696,351
Net asset value, offering price and redemption price per share	$101.25
COMPONENTS OF NET ASSETS:
Paid in capital	$28,611,711
Total distributable earnings	41,890,640
Net assets	$ 70,502,351

The accompanying notes are an integral part of these financial statements.

4

MATRIX ADVISORS VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$582,066
Interest	2,488
Total income	584,554
EXPENSES
Advisory fees	261,402
Fund administration fees	39,336
Transfer agent and accounting fees	23,007
Professional fees	16,798
Federal and state registration fees	15,028
Custody fees	8,245
Reports to shareholders	3,614
Director fees	7,941
Other expenses	2,943
Total expenses	378,314
Less: expense reimbursement by advisor	(33,264)
Net expenses	345,050
Net investment income	239,504
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,642,071
Net change in unrealized appreciation/depreciation on investments	4,940,198
Net realized and unrealized gain on investments	6,582,269
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,821,773

The accompanying notes are an integral part of these financial statements.

5

MATRIX ADVISORS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$239,504	$543,990
Net realized gain (loss) on investments	1,642,071	1,687,492
Net change in net unrealized appreciation/depreciation on investments	4,940,198	10,013,532
Net increase in net assets resulting from operations	6,821,773	12,245,014
Net distributions to shareholders	(2,552,317)	(1,068,279)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	242,844	568,220
Proceeds from reinvestment of distributions	2,145,914	906,931
Cost of shares redeemed	(1,927,362)	(3,757,048)
Net decrease from capital share transactions	461,396	(2,281,897)
Total increase in net assets	4,730,852	8,894,838
NET ASSETS
Beginning of year	65,771,499	56,876,661
End of year	$ 70,502,351	$65,771,499
CHANGE IN SHARES
Shares outstanding, beginning of year	692,392	719,691
Shares sold	2,410	6,782
Shares issued on reinvestment of distributions	20,618	10,686
Shares redeemed	(19,069)	(44,767)
Shares outstanding, end of year	696,351	692,392

The accompanying notes are an integral part of these financial statements.

6

Matrix Advisors Value Fund, Inc.
Financial Highlights
For a capital share outstanding throughout each year

	Six Months Ended December 31, 2024	Years Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of year	$94.99	$79.03	$73.48	$96.30	$64.74	$68.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.77	0.73	0.78	0.87	1.12
Net realized and unrealized gain (loss) on investments	9.68	16.72	8.33	(12.88)	33.05	(1.37)
Total from investment operations	10.03	17.49	9.06	(12.10)	33.92	(0.25)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.75)	(0.98)	(0.60)	(0.78)	(1.49)	(0.67)
Distributions from net realized gain	(3.02)	(0.55)	(2.91)	(9.94)	(0.87)	(2.35)
Total distributions	(3.77)	(1.53)	(3.51)	(10.72)	(2.36)	(3.02)
Net asset value, end of year	$ 101.25	$94.99	$79.03	$73.48	$96.30	$64.74
Total return	10.45%	22.36%	12.99%	(14.61)%	53.33%	(0.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$70.5	$65.8	$56.9	$52.8	$65.2	$48.1
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.09%	1.20%	1.23%	1.16%	1.21%	1.23%
After expense reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets:
Before expense reimbursement	0.59%	0.69%	0.73%	0.68%	0.87%	1.44%
After expense reimbursement	0.69%	0.90%	0.97%	0.85%	1.09%	1.68%
Portfolio turnover rate	5%	20%	22%	23%	24%	28%

(a)	Calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

7

MATRIX ADVISORS VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Matrix Advisors Value Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations September 16, 1983. The Fund’s investment objective is to achieve a total rate of return which is comprised of capital appreciation and current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund consistently follows the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Securities traded on a national securities exchange, except those listed on the NASDAQ Stock Market, LLC (“NASDAQ”), are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading (generally 4:00 p.m, Eastern time). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by on independent pricing service or reporting agency. Foreign currency exchange rates generally are valued at the last sale price at the close on an exchange on which the security is primarily traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by Matrix Asset Advisors, Inc. (the “Advisor” or “Matrix”), the Fund’s investment advisor and valuation designee, in accordance with procedures approved by the Board of Directors (the “Board”) of the Fund under Rule 2a-5 of the 1940 Act. In determining fair value, the Fund takes into account all relevant factors and available information. Consequently, the price of the security used by the Fund to calculate its net asset value (“NAV”) per share may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective NAVs as determined by those funds for purchase and/or redemption orders placed on that day, in accordance with the 1940 Act.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.
B.
Shares Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

C.
Federal Income Taxes. The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable income and any capital gains less any applicable capital loss carryforwards. Accordingly, no provision for Federal income taxes has been made in the accompanying financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax

8

MATRIX ADVISORS VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022 – 2024), or expected to be taken in the Fund’s 2025 tax returns. The Fund identifies its major tax jurisdictions as U. S. Federal, New York State and New York City. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
D.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

E.
Security Transactions, Investment Income, and Distributions. Security transactions are accounted for on the trade date. The Fund will distribute net investment income and net capital gains, if any, at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

F.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

G.	Subsequent Events. Please see footnote 7.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Fund has an investment advisory agreement with the Advisor to serve as investment advisor. Certain officers of the Advisor are also officers of the Fund. Under the terms of the agreement, the Fund has agreed to pay the Advisor as compensation for all services rendered, staff and facilities provided and expenses paid or assumed, an annual advisory fee, accrued daily, paid monthly, of 0.75% of the Fund’s average daily net assets. For the six months ended December 31, 2024, the Fund accrued $261,402 in advisory fees.
The Advisor has contractually agreed to reduce its advisory fees and/or pay expenses of the Fund through at least October 31, 2025, to ensure that the Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, acquired fund fees and expenses, leverage interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) will not exceed 0.99% of the Fund’s average daily net assets. In connection with this expense limitation, the Advisor is entitled to recoup fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (i) the expense limitation in effect at the time of the waiver and/or the expense payment or (ii) the expense limitation in place at the time of recoupment. This arrangement can be terminated only by, or with the consent of, the Board upon 60 days’ written notice to the Advisor.
Any such reimbursement will be reviewed by the Fund’s Board. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

9

MATRIX ADVISORS VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
For the six months ended December 31, 2024, the Advisor waived $33,264 in advisory fees. At December 31, 2024, the cumulative amount available for reimbursement that has been paid and/or waived is $361,257. Currently, the Advisor has agreed not to seek reimbursement of such fee reductions and/or expense payments. The Advisor may recapture a portion of this amount no later than the dates stated below:

June 30,
2025	2026	2027	2028
$67,126	$127,806	$133,061	$33,264

The Fund’s Chief Compliance Officer (“CCO”) receives no compensation from the Fund; however, U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, the Fund’s administrator (the “Administrator”) was paid $2,000 during the six months ended December 31, 2024, for CCO support services.
NOTE 4 – INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of securities, other than short-term obligations and U.S. Government securities, for the six months ended December 31, 2024, are as follows:

	Purchases	Sales
Common Stock	$3,434,185	$5,348,387

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2024, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$29,667,974
Gross tax unrealized appreciation.	36,468,182
Gross tax unrealized depreciation.	(246,728)
Net tax unrealized appreciation on investments	36,221,454
Undistributed ordinary income.	267,844
Undistributed long-term capital gains	1,131,886
Total Distributable Earnings	1,399,730
Other accumulated gains (losses)	—
Total Accumulated Earnings/Losses.	$37,621,184

There are no differences between book basis and tax basis.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended June 30, 2024, the Fund had no permanent differences that were reclassified between paid-in capital and distributable earnings.
As of June 30, 2024, the Fund had no short term loss carryover or long term loss carryover. These losses may offset future capital gains for federal income tax purposes. The Fund had no post-October losses, which are deferred until fiscal year 2025 for tax purposes. Capital losses incurred after October 31 (“post-October losses”) within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.
As of June 30, 2024, the Fund had no qualified late-year ordinary losses, which are deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after December 31 within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

10

MATRIX ADVISORS VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
The tax character of distributions paid during the six months ended December 31, 2024 and year ended June 30, 2024, were as follows:

	December 31, 2024	June 30, 2024
Distributions Paid From:
Ordinary Income*	$507,756	$684,262
Long-Term Capital Gain	2,044,561	384,017
	$2,552,317	$1,068,279

*	For tax purposes, short-term capital gains are considered ordinary income.
The Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
NOTE 6 – FAIR VALUE
The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2024.

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$70,475,144	$ —	$ —	$70,475,144
Total Equity	$70,475,144	$—	$—	$70,475,144
Short-Term Investments	$65,949	$—	$—	$65,949
Total Investments in Securities	$70,541,093	$—	$—	$70,541,093

*	Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.

11

MATRIX ADVISORS VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
NOTE 7 – SUBSEQUENT EVENTS
At a meeting held on November 1, 2024, the Board of Directors (“Board”) of the Matrix Advisors Value Fund, Inc. (the “Fund”) approved an Agreement and Plan of Reorganization (“Agreement”) between the Fund and Matrix Advisors Value ETF (“Acquiring ETF”), a newly created exchange-traded fund (“ETF”) and series of EA Series Trust, pursuant to which the Fund will transfer its assets to the Acquiring ETF, in exchange for shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). As a result of the Reorganization, the Fund, which is currently operated as a mutual fund, will be converted into an ETF.
The Agreement was approved by Fund shareholders on January 30, 2025. Subject to certain closing conditions set forth in the Agreement, upon completion of the Reorganization, shareholders of the Fund (who hold their Fund shares through an account that may hold Acquiring ETF shares) will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund (and cash in lieu of fractional shares, if any) held immediately prior to the Reorganization. As a result, shareholders of the Fund will become shareholders of the Acquiring ETF following the Reorganization and will no longer be shareholders of the Fund. The Fund will then eventually be liquidated and dissolved. The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes. The Reorganization is expected to occur on or about February 21, 2025.

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MATRIX ADVISORS VALUE FUND, INC.
ADDITIONAL INFORMATION (Unaudited)
PROXY VOTING INFORMATION
The Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures and how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, free of charge, upon request, by calling toll-free 1-800-366-6223. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
The Fund files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended September 30 and March 31) as an exhibit to its reports on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter. The Fund’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at www.sec.gov. This information is also available, without charge, upon request, by calling toll free, 1-800-366-6223.
BOARD CONSIDERATION OF THE CONTINUATION OF THE INVESTMENT ADVISORY AGREEMENT
The Investment Advisory Agreement between Matrix Advisors Value Fund, Inc. (the “Fund”) and Matrix Asset Advisors, Inc. (the “Advisor”) continues in effect from year to year, if such continuation is approved at least annually by the Fund’s Board of Directors (the “Board”) at an in-person meeting called for that purpose (or in another manner permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) or pursuant to exemptive relief therefrom), and also by a vote of a majority of the directors who are not “interested persons” of the Fund within the meaning of the 1940 Act (the “Independent Directors”).
At a meeting held on August 21, 2024, the Board reviewed and discussed numerous documents that had been requested and provided prior to the meeting, including the Investment Advisory Agreement, a memorandum prepared by counsel to the Fund and the Independent Directors (“Fund Counsel”) discussing in detail the Board’s fiduciary obligations and the factors they should assess in considering the renewal of the Investment Advisory Agreement, information provided by the Advisor in response to a request for information made on behalf of the Independent Directors by Fund Counsel, including: (i) a profitability analysis of the Fund prepared by the Advisor with respect to the Fund and the Investment Advisory Agreement; (ii) comparative information about the Fund’s performance, advisory fee and net expense ratio; (iii) information regarding fees charged by the Advisor for advisory services provided to other clients managed by the Advisor; (iv) the Advisor’s best execution and trading policies; (v) the Advisor’s risk management system and related policies; (vi) the Advisor’s compliance program monitoring and the annual chief compliance officer (“CCO”) program review; (vii) the Advisor’s cybersecurity practices; (viii) the Advisor’s overall financial condition and financial commitments to the Fund; (ix) information regarding the Advisor’s brokerage and soft-dollar practices and commissions paid by the Fund during the year ended June 30, 2024; (x) a copy of the Advisor’s Form ADV; (xi) the Advisor’s disaster recovery plan and related testing thereto; and (xii) other pertinent information. In addition, the Board received information periodically throughout the year that was relevant to the Investment Advisory Agreement renewal process, including performance, management fee and other expense information.
The Independent Directors met separately in executive session with Fund Counsel to consider the renewal of the Investment Advisory Agreement. Based on its evaluation of information provided by the Advisor, in conjunction with the Fund’s other service providers, the Board, including a majority of the Independent Directors, unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period.
In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors noted below.
1.	The Nature, Extent and Quality of Services Provided by the Advisor to the Fund.
The Board reviewed the nature and extent of the services provided by the Advisor under the terms of the Fund’s Investment Advisory Agreement and the quality of those services over the past year. The Board considered that the Advisor had extensive experience in value investing, as well as the quality of the other services provided by the Advisor, including, but not limited to: the administration of the Fund’s compliance program, including the efforts of the Fund’s CCO; Board services support; oversight and coordination of services providers; general administrative services; and other services, such as the provision of office space to Fund officers. The Board evaluated these factors based on its

13

MATRIX ADVISORS VALUE FUND, INC.
ADDITIONAL INFORMATION (Unaudited)(Continued)
direct experience with the Advisor and in consultation with Fund Counsel. The Board also considered other information from Fund management, including the enhancement of services provided by the Advisor. The Board also focused on the Advisor’s reputation, long-standing relationship with the Fund, overall compliance culture and experience managing a separate open-end mutual fund. Based on the foregoing, the Board concluded that the range of services provided by the Advisor to the Fund was appropriate, and that the Advisor was qualified to provide such services to the Fund.
2.	The Cost of the Advisory Services and the Profits Realized by the Advisor from the Relationship with the Fund.
In connection with the Board’s consideration of the level of the advisory fee, the Board considered the Fund’s advisory fee of 0.75% of the Fund’s average daily net assets and the Fund’s contractual limitation on total operating expenses (excluding acquired fund fees and expenses, leverage interest, taxes, brokerage commissions and extraordinary expenses) of 0.99% of the Fund’s average daily net assets. The Board compared the level of the advisory fee for the Fund against the advisory fees charged to: (i) funds in the peer group; and (ii) other separately managed accounts (“SMAs”) of the Advisor with investment strategies similar to the Fund’s investment strategy. The Board noted that the peer group was selected using data from Morningstar, Inc. based on a range of criteria including Morningstar classification (large value fund classification), load structure (all retail, no-load funds without Rule 12b-1 plans), and asset size. This peer group was compiled by the Fund’s administrator, U.S. Bancorp Fund Services LLC d/b/a U.S. Bank Global Fund Services (“Fund Services”). The Board also considered comparative total fund expenses of the Fund and the peer group.
The Board noted that the advisory fee of 0.75% charged by the Advisor was higher than the median (0.65%) and the average (0.70%) among the peer group, and the Fund’s total expense ratio (net of fee waivers) of 0.99% was equal to the median (0.99%) and higher than the average (0.93%) among the peer group. The Board also noted that the Advisor provided significant subsidies to the Fund by limiting the Fund’s total expenses to 0.99% (the net advisory fee paid to the Advisor by the Fund for the fiscal year ended June 30, 2024 was 0.54%). The Board considered that through these subsidies, the Advisor had reimbursed the Fund significant amounts during the prior fiscal years. The Board also noted that the Advisor bears the cost for the fees associated with the Fund’s participation on various no-transaction fee platforms. The Board also reviewed the schedules of fees charged to other SMAs of the Advisor with investment strategies similar to the Fund’s investment strategy, noting the average fees paid by those SMAs were slightly lower than the Fund’s advisory fee. However, the Board noted the additional services provided to the Fund including, but not limited to, the provision of Fund officers, 1940 Act compliance, administrative services and the oversight of the Fund’s other service providers, including Fund Services.
The Board also considered the profitability to the Advisor arising out of its relationship with the Fund. In this regard, the Board reviewed the profitability analysis prepared by the Advisor for the fiscal year ended June 30, 2024. The Board concluded that the profitability of the Fund to the Advisor was not excessive and noted that, after payments made by the Advisor from its legitimate profits for marketing and/or distributing the Fund, the Advisor was not realizing a profit in connection with its management of the Fund. However, the Board noted that the Advisor is financially sound and has maintained adequate profit levels to support its services to the Fund from the revenue of its overall investment advisory business, despite subsidizing the Fund’s operations. In light of all of these factors, the Board concluded that the advisory fee paid by the Fund to the Advisor was reasonable in light of the nature and quality of the services provided and fees paid by comparable funds and accounts.
3.	Investment Performance of the Fund and the Advisor.
The Board reviewed the investment performance of the Fund, both on an absolute basis and as compared to the peer group for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2024. The Board observed that the Fund outperformed the peer group average for the year-to-date, one-year, five-year and ten-year periods ended June 30, 2024, but underperformed the peer group average for the three-year period ended June 30, 2024. The Board also reviewed the Fund’s performance compared to its benchmark index, the S&P 500 Index, as well as the Russell 1000 Value Index. The Board also compared the Fund’s performance to the historical performance of an applicable composite of the other SMAs managed by the Advisor that were similar to the Fund in terms of investment strategy. The Board considered the portfolio commentary provided at each quarterly Board meeting, and the Advisor’s analysis of the Fund’s performance. The Board noted continued discussions with the Advisor throughout the year regarding the Fund’s performance, and the Advisor’s commitment to review the strategies and investment selection process for the Fund. After considering all factors related to the performance of the Fund, the Board concluded that the

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MATRIX ADVISORS VALUE FUND, INC.
ADDITIONAL INFORMATION (Unaudited)(Continued)
performance obtained by the Advisor for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Board determined that, despite comparative underperformance for certain periods reviewed for the Fund, the Fund and its shareholders could benefit from the Advisor’s continued management.
4.	The Extent to Which Economies of Scale Will Be Realized as the Fund Grows and Whether Fee Levels Reflect those Economies of Scale.
With respect to the Board’s consideration of economies of scale, the Board considered that through the Advisor’s fee waivers, the Advisor was in effect providing access to economies of scale to the Fund and its shareholders that would not otherwise be realized until the Fund reached significantly higher asset levels. The Board noted that the Fund’s advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the advisory fee structure, the Board concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset level.
5.
Benefits Derived from the Advisor’s Relationship with the Fund and Other Factors.
The Board considered the direct and indirect benefits that could be derived by the Advisor from its association with the Fund, including greater name recognition. The Board also discussed the Advisor’s brokerage practices and best execution obligations, noting the benefits the Advisor may receive through the provision of brokerage and research services to the Advisor (through soft dollar commissions) by brokers executing transactions on behalf of the Fund. The Board concluded that the benefits the Advisor may receive appear to be reasonable and, in many cases, may benefit the Fund.
Based on a consideration of all of these factors in their totality, the Board, including all of the Independent Directors, unanimously determined that the continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. The Board also concluded that the investment advisory fees paid to the Advisor by the Fund continued to be fair and reasonable in consideration of the Fund, the profitability of the Fund to the Advisor and the services provided by the Advisor to the Fund.

15

MATRIX ADVISORS VALUE FUND, INC.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS (UNAUDITED)
On January 30, 2025, a special meeting of the shareholders of the Matrix Advisors Value Fund was held for the purpose of voting on the following proposal:
(1)
To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of all of the assets of the Matrix Advisors Value Fund (the “Target Fund”) to the Matrix Advisors Value ETF (the “Acquiring Fund”), a newly-created series of EA Series Trust, in exchange for (a) shares of the Acquiring Fund and cash with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund, and a cash payment in lieu of fractional shares of the Acquiring Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of the Acquiring Fund and cash.

	Shares Voted For	Shares Voted Against	Shares Withheld	Abstentions/Broker Non-Votes
Proposal 1	443,214	3,134	235,177	177

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Report.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Statement of Operations within Item 7(a) of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Continuance of the Investment Advisory Agreement in Additional Information above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matrix Advisors Value Fund, Inc.

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	3/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	3/6/25

* Print the name and title of each signing officer under his or her signature.